Lease Liabilities - Schedule of Lease Liabilities Secured at Amortised Costs (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Lease liabilities [abstract]
Opening Balance - July 1	$ 867,841	$ 793,148
Adoption of new leasing accounting standard			$ 2,993,675
New lease for new property - being rented		854,500
Repayments	(174,218)	(779,807)	(826,942)
Derecognized on disposal of subsidiaries (Note 35)			(1,440,322)
Effect of foreign currency exchange differences			66,737
Closing Balance - June 30	693,623	867,841	793,148
Current liabilities	160,040	174,218	767,711
Non-current liabilities	533,583	693,623	25,437
Total lease liabilities	$ 693,623	$ 867,841	$ 793,148